Earnings (loss) per share - Schedule of Information on Earnings (Loss) Per Share (Parenthetical) (Details)				1 Months Ended	12 Months Ended
		Feb. 13, 2024	Jan. 29, 2024	Jan. 31, 2024 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Earnings per share [line items]
Share split		3	3			3
Weighted average shares	[1]				115,022,874	109,203,573
Total dilutive effect of all instruments on weighted average number of ordinary shares					41,835,312	42,436,224
Class A Shares
Earnings per share [line items]
Share split				3	3	3
Weighted average shares				12,000,000			12,000,000	[2]
Total dilutive effect of all instruments on weighted average number of ordinary shares							4,000,000

[1]	For the years ended December 31, 2025 and 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3- for-1 split of common shares occurred in January 2024.
[2]	For the year ended on December 31, 2023, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.